Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 97	$ 96
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	80	83
Principal pension plans [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	262
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	3	4
Principal non-pension post-retirement benefit plan [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	15
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	14	$ 9
Other pension and retirement plans [member] | Expected additional contribution for remainder of year [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 29